Share capital (Schedule of Stock Options Outstanding and Exercisable) (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding | shares	10,659	8,021	3,160
Weighted average exercise price	$ 3.45	$ 2.33
Exercisable | shares	6,267
Weighted average exercise price	$ 3.46
CAD 2.00 to 3.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life (years)	1 year 3 months 4 days
Outstanding | shares	3,172
Weighted average exercise price	$ 2.39
Exercisable | shares	2,052
Weighted average exercise price	$ 2.39
CAD 2.00 to 3.00 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	2.00
CAD 2.00 to 3.00 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 3.00
CAD 3.01 to 4.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life (years)	3 years 3 months 26 days
Outstanding | shares	6,092
Weighted average exercise price	$ 3.73
Exercisable | shares	2,820
Weighted average exercise price	$ 3.68
CAD 3.01 to 4.00 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	3.01
CAD 3.01 to 4.00 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 4.00
CAD 4.01 to 5.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life (years)	2 months 8 days
Outstanding | shares	1,355
Weighted average exercise price	$ 4.58
Exercisable | shares	1,355
Weighted average exercise price	$ 4.58
CAD 4.01 to 5.00 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	4.01
CAD 4.01 to 5.00 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 5.00
CAD 5.01 to 6.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life (years)	26 days
Outstanding | shares	40
Weighted average exercise price	$ 5.55
Exercisable | shares	40
Weighted average exercise price	$ 5.55
CAD 5.01 to 6.00 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	5.01
CAD 5.01 to 6.00 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 6.00